Note 13 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
Investor	Investment	OID/Discount	Principal	Shares Issuable at 0.40 (excluding interest)

IBS Turnaround Fund (A Limited Partnership)	$531,960	0.66	$806,000	2,015,000

IBS Turnaround Fund QP (A Limited Partnership)	$1,118,040	0.66	$1,694,000	4,235,000

IBS Opportunity Fund, Ltd.	350,000	0.66	530,303	1,325,758
	$2,000,000		$3,030,303	7,575,758